Subsequent Events (Details) - USD ($)												6 Months Ended		12 Months Ended
	Jan. 22, 2026	Jan. 12, 2026	Sep. 24, 2025	Sep. 12, 2025	Aug. 26, 2025	Apr. 30, 2025	Mar. 25, 2025	Feb. 14, 2025	Jan. 24, 2025	Nov. 14, 2024	May 21, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 29, 2025	May 01, 2025	Apr. 02, 2025	Mar. 26, 2025	Nov. 21, 2024	Mar. 04, 2024	Oct. 13, 2023	Sep. 19, 2023	Apr. 26, 2023	Jan. 17, 2023
Subsequent Events [Line Items]
Amount lent								$ 170,000	$ 30,000								$ 23,000	$ 200,000
Interest rate				10.00%				20.00%	20.00%			1.00%		1.00%			20.00%	20.00%				18.00%		4.00%	1.00%
Purchase shares												$ 15,300,000		$ 15,300,000
Aggregate amount payable												14,100,000		14,100,000
loan																				$ 350,000
Amount of additional funds												4,000,000
Subscription price (in Dollars per share)																			$ 21.875
Aggregate gross proceeds												$ 320,000	$ 9,398,086	10,754,944
Reverse stock split		1-for-5								1-for-2	1-for-40
Shares issued (in Shares)												35,044									294		704
Aggregate principal amount												$ 756,917.28			1,192,953
Other cash payments from operating activities												$ 500,000
Exercise price, share options granted (in Dollars per share)												$ 1.36
Principal amount												$ 14,133,966
Percentage on interest rate per annum												16.00%
Commitment fee												$ 424,018.98
Cash fees				$ 300,000								$ 2,523,719		3,838,650	$ 82,816
Payment to owner														350,395
Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																28,986
Payable in advance				3,500,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Reverse stock split					1-for-3.125
Marketing purposes				3.5
Working capital and general corporate purposes				3
Repayment of certain indebtedness				$ 7
Conversion price (in Dollars per share)				$ 3.39
Initial conversion price				85.00%
Consecutive Trading Day				5 days
Closing sale price				85.00%
Aggregate cash fee percentage			2.50%
Fees and expenses			$ 50,000
Payment to owner			150,000
Subsequent Events [Member] | Forecast [Member]
Subsequent Events [Line Items]
Restricted common share (in Shares)				12,000,000
Forecast [Member]
Subsequent Events [Line Items]
Restricted common share (in Shares)							14,628
Subscription price (in Dollars per share)							$ 21.88
Aggregate gross proceeds							$ 320,000
Aggregate principal amount	$ 12,000,000
Class B Special Shares [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)												111,432
Class B Special Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																955,194
Ordinary Shares [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Payment to owner			100,000
Bottom of range [Member]
Subsequent Events [Line Items]
Amount of additional funds														4,000,000
Debt financing												$ 2,000,000		2,000,000
Debt or equity financing to raise												2,000,000		2,000,000
Bottom of range [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amount of additional funds			600,000
Reverse stock split					1
Top of range [Member]
Subsequent Events [Line Items]
Amount of additional funds												10,000,000		10,000,000
Debt financing												5,000,000		5,000,000
Debt or equity financing to raise												$ 5,000,000		5,000,000
Top of range [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Reverse stock split		3.125
First Towers & Fiber Corp., [Member]
Subsequent Events [Line Items]
Amount lent														$ 1,000,000
Interest rate												2.00%		2.00%
advance loan												$ 1,000,000		$ 1,000,000
loan												350,000		$ 350,000
Aggregate principal amount												$ 4,153,078
First Towers & Fiber Corp., [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Amount lent						$ 200,000		$ 170,000	$ 30,000
Interest rate								20.00%	20.00%
BC Ltd. [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Maturity period									12 months
Mercantile Holdings Inc. [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Interest rate						20.00%
Maturity period						12 months		12 months
Convertible Note Transaction [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Percentage on interest rate per annum				10.00%
Conversion price (in Dollars per share)				$ 14.4
Cash fees			300,000
Owner [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Payment to owner			$ 250,000